Common, subordinated and preferred units - Movements (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Common Unit Public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	17,944,701	17,648,844
Awards to non-employee directors as compensation for directors' fees	8,944	8,840
ATM program	53,160	253,106
Ending Balance	18,006,805	17,944,701
Common Unit Public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		2,210
Common Unit Public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		17,079
Common Unit Public [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		14,622
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	2,101,438	2,116,060
Awards to non-employee directors as compensation for directors' fees	0	0
ATM program	0	0
Ending Balance	2,101,438	2,101,438
Common units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
Common units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Common units Hoegh LNG [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		(14,622)
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	13,156,060	13,156,060
Awards to non-employee directors as compensation for directors' fees	0	0
ATM program	0	0
Ending Balance	13,156,060	13,156,060
Subordinated Units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
Subordinated Units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Subordinated Units Hoegh LNG [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,129,070	4,600,000
Awards to non-employee directors as compensation for directors' fees	0	0
ATM program	51,267	1,529,070
Ending Balance	6,180,377	6,129,070
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
8.75% Series A Preferred Units [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		0